Money Market Funds (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Money market funds	$ 15,721	$ 34,000
Deposit account	218	56
City National Rochdale Government Fund Class S [Member]
Money market funds	555	268
FFI Institutional Fund [Member]
Money market funds	$ 14,948	32,645
Preferred Deposit [Member]
Deposit account		1,024
BBIF Money Fund Class 4 [Member]
Money market funds		$ 7